Credit Risk - Disclosure of Stage 2 Decomposition Cure and Not Cure Explanatory (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 322,745	£ 310,155
Coverage	0.40%	0.30%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 18,336	£ 12,351
ECL	£ 592	£ 348
Coverage	3.20%	2.80%
Stage 2 not in cure period [member] | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 16,992	£ 12,017
ECL	£ 554	£ 342
Coverage	3.30%	2.80%
Stage 2 in cure period (for transfer to Stage 1) [member] | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 1,344	£ 334
ECL	£ 38	£ 6
Coverage	2.80%	1.80%